Note 16 - Income (Loss) Per Share	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
16.	INCOME (LOSS) PER SHARE

	2019	2018	2017
Numerator
Net loss from continuing operations	$(11,434,632)	$(8,422,117)	$(7,908,851)
Net income (loss) from discontinued operations	$5,481,757	$(7,900,662)	$(4,888,946)
Net loss	$(5,952,875)	$(16,322,779)	$(12,797,797)
Denominator
Weighted average number of common shares outstanding	288,216,378	282,098,432	259,771,793
Weighted average number of common shares outstanding - diluted	288,216,378	282,098,432	259,771,793
Basic and diluted loss per share, continuing operations	$(0.04)	$(0.03)	$(0.03)
Basic and diluted income (loss) per share, discontinued operations	$0.02	$(0.03)	$(0.02)

Basic and diluted loss per share	$(0.02)	$(0.06)	$(0.05)

The effect of common share purchase options, warrants, compensation warrants and shares to be issued on the net loss in
2019,
2018
and
2017
is
not
reflected as they are anti-dilutive.